Note to Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Note to Consolidated Statement of Cash Flows
NOTE TO CONSOLIDATED STATEMENT OF CASH FLOWS
Cash generated from operations is as follows:

	Year ended December 31,
	2018	2017	2016
	US$ in millions
Profit before income tax	$1,868	$1,625	$1,268
Adjustments for:
Interest income	(20)	(5)	(3)
Interest and other finance costs	203	132	65
Depreciation and amortization	655	676	611
Amortization of deferred financing costs	22	21	21
Amortization of deferred rent	15	15	10
Amortization of other assets	3	3	3
Loss on disposal of property and equipment, investment properties and intangible assets	131	12	12
Loss on modification or early retirement of debt	81	—	1
Provision for expected credit losses, net	9	—	—
Provision for doubtful accounts, net	—	4	18
Share-based compensation, net of amount capitalized	13	12	14
Net foreign exchange (gains)/losses	(5)	11	1
Changes in working capital:
Other assets	(1)	(1)	(8)
Inventories	1	(1)	(2)
Trade and other receivables and prepayments	(180)	37	120
Trade and other payables	260	91	221
Cash generated from operations	$3,055	$2,632	$2,352